Loans payable	3 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Loans payable

7.	Loans payable

	December 31, 2020	September 30, 2020

Tang Junsheng (“Mr. Tang”)	$321,096	$308,185
Others	$61,161	$51,364
Total	$382,257	$359,549

MOXIAN, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS